OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
14.  OTHER CURRENT LIABILITIES

Other current liabilities as of September 30, 2013 and December 31, 2012 consisted of:

	September 30, 2013 (Unaudited)	December 31, 2012
Accrued payroll	$68,874	$486,906
Other tax payable	152,331	151,034
Accrued expense	159,069	39,071
Issuance cost of preferred stocks	-	37,096
Other payable	22,253	28,638
	$402,527	$742,745

Accrued expense mainly consisted of unbilled office rental expense and accrued interest expense to banks.

14.	OTHER CURRENT LIABILITIES

Other current liabilities as of December 31, 2012 and 2011 consisted of:

	December 31, 2012	December 31, 2011

Accrued payroll	$486,906	$375,362
Other tax payable	151,034	132,285
Accrued expense	39,071	49,650
Issuance cost of preferred stocks	37,096	-
Other payable	28,638	62,732
	$742,745	$620,029

Other tax payable was mainly business tax payable, which is calculated at 3% of interest and fees on loans and 5% of interest on deposits with banks and commission and fees on guarantee services.